CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues
Product sales					$ 5,028,184	$ 2,451,051
Equipment sales					6,939,412
Demonstration and consulting services					664,323	343,155
Total revenues	$ 11,771,418	$ 3,625,858	$ 24,536,939	$ 6,565,887	12,631,919	2,794,206
Costs and expenses:
Cost of goods sold	7,821,028	2,704,119	17,612,843	5,545,081	8,629,570	1,483,379
Operating expenses					1,812,355	904,914
License maintenance fees					300,000	300,000
Selling, general and administrative expenses	2,213,849	1,146,223	5,051,835	3,181,646	3,180,419	5,518,032
Settlement charges					1,335,394
Depreciation and amortization					390,828	387,123
Professional fees					672,269	678,725
Total costs and expenses	10,034,877	3,850,342	22,664,678	8,726,727	16,320,835	9,272,173
Operating loss	1,736,541	(224,484)	1,872,261	(2,160,840)	(3,688,916)	(6,477,967)
Other income (expense)
Interest expense	(972,930)	(905,713)	(4,079,022)	(5,264,186)	(6,213,897)	(2,724,506)
Letter of credit fees	(61,333)		(164,667)
Change in value of warrant liability	(9,984,541)	144,595	(14,241,141)	1,461,324	3,194,189	(4,204,189)
Debt conversion inducement expense		(161,537)	(1,096,000)	(1,123,380)	(1,123,380)
State income taxes	(19,561)	(7,705)	(23,772)	(35,930)	(41,149)	(9,273)
Total other income (expense)	(11,038,365)	(930,360)	(18,508,602)	(4,962,172)	(10,572,615)	1,470,410
Net Loss	$ (9,301,824)	$ (1,154,844)	$ (16,636,341)	$ (7,123,012)	$ (14,261,531)	$ (5,007,557)
Net loss per common share - basic and diluted:	$ (0.19)	$ (0.02)	$ (0.35)	$ (0.17)	$ (0.32)	$ (0.13)
Weighted average common shares outstanding	47,918,064	46,619,367	47,546,461	41,134,152	44,160,298	39,140,243